Income tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax

Note 11. Income tax

The Company has not made a provision for income taxes for the year ended December 31, 2021 and 2020, since the Company has the benefit of net operating losses in these periods and the Company changed from a limited liability partnership to a C corporation during 2021.

Due to uncertainties surrounding the Company’s ability to generate future taxable income to realize deferred income tax assets arising as a result of net operating losses carried forward, the Company has not recorded any deferred income tax assets as of December 31, 2021. The Company has incurred a net operating loss of $3,746,138, the net operating loss carry forwards will begin to expire in varying amounts from year 2034 subject to its eligibility as determined by respective tax regulating authorities. The Company’s net operating loss carry forwards may be subject to annual limitations, which could eliminate, reduce or defer the utilization of the losses because of an ownership change as defined in Section 382 of the Internal Revenue Code U.S. federal tax returns are closed by statute for years through 2013. The status of state and non-U.S. tax examinations varies due to the numerous legal entities and jurisdictions in which the Company operates.

A reconciliation between expected income taxes, computed at the federal income tax rate of 21% applied to the pretax accounting loss, and our blended state income tax rate of 3.5%, and the income tax net expense included in the consolidated statements of operations for the year ended December 31, 2021 and December 31, 2020 is as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020

Loss for the year	$(3,746,138)	$(1,542,906)

Income tax (recovery) at statutory rate	$(786,700)	-
State income tax expense, net of federal tax effect	(131,100)	-
Permanent difference and other	-	-
Change in valuation allowance	917,800	-
Income tax expense per books	$-	$-

Net deferred tax assets consist of the following components as of:

	December 31,	December 31,
	2021	2020

Non-operating loss carryforward	$917,800	$-
Valuation allowance	(917,800)	-
Net deferred tax asset	$-	$-